Summary of Closed Block Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Premiums	$ 53	$ 56	$ 58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)
Total revenues	129	136	141
Benefits and expenses:
Policy and contract benefits	115	125	122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1
Total benefits and expenses	115	122	126
Total revenues, net of benefits and expenses, before federal income tax expense	14	14	15
Federal income tax expense	5	5	5
Revenues, net of benefits and expenses and federal income tax expense	9	9	10
Maximum future earnings from assets and liabilities:
Beginning of period	153	162	172
Change during period	(9)	(9)	(10)
End of period	$ 144	$ 153	$ 162